ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ACCRUED LIABILITIES [Abstract]
Accrued Interest	$ 1,598	$ 1,031
Accrued Expenses	7,362	10,208
Total	$ 8,960	$ 11,239